Intangible Assets	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6. INTANGIBLE ASSETS

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2025

Cost
As of July 1	31,864,594	108,183,437	29,884,537	169,932,568
Additions	-	-	-	-
Written off	-	(30,183,437)	-	(30,183,437)
As of June 30	31,864,594	78,000,000	29,884,537	139,749,131

Accumulated amortization and impairment loss
As of July 1	(9,824,916)	(71,348,434)	-	(81,173,350)
Charge for the year	(3,186,459)	(15,744,999)	-	(18,931,458)
Written off	-	29,893,433	-	29,893,433
Impairment loss	-	(8,044,989)	(7,734,427)	(15,779,416)
As of June 30	(13,011,375)	(65,244,989)	(7,734,427)	(85,990,791)

Net carrying amount
As of June 30, 2025	18,853,219	12,755,011	22,150,110	53,758,340

	Supply/Service Agreements	Computer system	Goodwill	Total
	RM	RM	RM	RM
June 30, 2024

Cost
As of July 1, 2023 and June 30, 2024	31,864,594	108,183,437	29,884,537	169,932,568

Accumulated amortization
As of July 1	(6,638,457)	(46,663,255)	-	(53,301,712)
Charge for the year	(3,186,459)	(24,685,179)	-	(27,871,638)
As of June 30	(9,824,916)	(71,348,434)	-	(81,173,350)

Net carrying amount
As of June 30, 2024	22,039,678	36,835,003	29,884,537	88,759,218

Amortization expenses of intangible assets were RM 18,931,458, RM 27,871,638 and RM 22,423,148 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively.

Write-off of intangible assets was RM 290,004 for the fiscal year ended June 30, 2025. No write-off of intangible assets for the fiscal years ended June 30, 2024 and 2023.

Impairment of goodwill and other intangible assets were RM 7,734,427 and RM 8,044,989 for the fiscal year ended June 30, 2025. No impairment of goodwill and other intangible assets for the fiscal years ended June 30, 2024 and 2023.

Supply/Service Agreements

Supply Agreement, Service Agreement and the Reseller and Drone Service Agreement (“Supply/Service Agreements”) recognized in a business combination is a contract-based intangible asset at the acquisition date and is initially measure at cost. After initial recognition, Supply/Service Agreement is measured at cost less accumulated amortization and accumulated impairment losses.

For the purpose of initial cost recognition, The Group had appointed Independent Valuer (“the Valuer”) to value Supply/Service Agreement based on Discounted Cash Flow Valuation Model (“DCF valuation model”), where the Valuer has adopted the mid-point cost of equity (“Ke”) as the discount rate for future cash flows on June 3, 2021.

The initial cost recognition was taken the following basis into consideration:

●	the expected cash flows received by Digital Agrophonic Sdn Bhd (“DASB”) derived from the execution of the Supply/Service Agreements, whereby DASB is authorised to sell, promote, market the products and drone services to customers net present value of such cash flows. Subsequent to the execution of the Reseller and Drone Service Agreement, DASB has signed the Supply Agreement and Service Agreement for:-

(i)	provision of all-in-one drone services to streamline workflows on farms and plantation which includes but not limited to spraying pest protection solution for a variety of crops for a period of ten (10) years; and

(ii)	purchase of Multi-Rotor Agricultural unmanned aerial vehicles (“UAV”) manufactured and marketed under the trademark of Guangzhou Xaircraft Technology Co. Ltd (“GXT”) for a period of ten (10) years and Multi-Rotor Agricultural UAVs from other suppliers from other countries.

●	the potential future economic benefits expected to derived from the Reseller and Drone Services Agreement for the next ten (10) years period with an option to renew for another five (5) years; and

●	rationale and prospects of the Subscription.

The calculation initial cost of Supply/Service Agreement are most sensitive the following assumptions:

(i)	Revenue and income pursuant to the Reseller and Drone Service Agreement, the Supply Agreement, and the Service Agreement for the period from ten (10) years, which is derived from 2 main sources as follows:

●	Sale of Products – Multi-Rotor Agricultural UAVs

●	Drone Services – Services of providing all-in-one drone services to streamline workflows on farms and plantations which includes but not limited to spraying pest protection solution for a variety of crops.

The selling price per unit of the products are approximately RM 5,800 per unit, inflated by 5% per annum for every 3-year intervals. Approximately 272 units is expected to be sold within these ten (10) years.

Drone Services provided will be charged at a rate of approximately RM 342,800 per month and shall be inflated by 5% per annum for every 3-years intervals. Approximately 608 times of the services is expected to be provided within these ten (10) years.

(ii)	There will be no unusual events or transactions that will materially affect the operations or results of DASB.

(iii)	There will be no legal proceedings against DASB which will adversely affect the activities or performance of DASB or give rise to any contingent liabilities, which will materially affect the position or business of DASB.

(iv)	There will be no adverse effects from weather conditions, industrial accidents or other similar occurrence, climatic diseases, wars, terrorist attacks, and other natural risks, both domestically and internationally, that may affect the operations, income and expenditure of DASB.

(v)	DASB meets all the regulations and standards prescribed by the authorities.

(vi)	There will be not any substantial impairment to the carrying value of DASB’s non-current assets.

(vii)	Pre-tax discount rate of 11.79% per annum has been applied in the determining the initial cost recognition.

Computer system

Computer system comprise of source codes recognized in a business combination at the acquisition date and source codes purchased from third parties, which were held for use in the production or supply of goods or services to customers. The source codes are initially measure at cost. After initial recognition, source codes are measured at cost less accumulated amortization and accumulated impairment losses.

Amortization is calculated to write down the cost of the assets to their residual values on a straight-line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are between range of 10% to 20%.

The computer system is written-off when it is disposed of or when no future economic benefits are expected from its use or disposal, with any gain or loss recognized in the statements of operations and other comprehensive loss.

Goodwill

Goodwill recognized in a business combination is an asset at the acquisition date and is initially measured at cost. After initial recognition, goodwill is measured at cost less accumulated impairment losses.

For the purpose of impairment testing, goodwill impairment is assessed at least annually and whenever there are indicator of impairment. Goodwill is allocated to the Group’s CGUs which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes.

The recoverable amounts of the CGUs have been determined based on value in use (“VIU”) calculations. The VIU is calculated using the pre-tax cash flow projections based on financial budgets approved by management covering a five-year followed by a long-term growth rate of 9%. VIU was determined by discounting the future cash flow generated from the business operation of the CGUs.

The calculations of VIU for the CGUs are most sensitive to the following assumptions:

(i)	Revenue growth rates

The forecasted growth rates are determined based on past performance of the CGUs.

(ii)	Expenses growth rate

Expenses are projected at annual increase of approximately 3.0% (2024: 3.0%) per annum.

(iii)	Pre-tax discount rates

Pre-tax discount rate of 11.34% to 13.20% (2024: 5.12%) per annum has been applied in determining the recoverable amount of the CGUs.

(iv)	Profit margin

Profit margins are projected based on the historical profit margin achieved or predetermined profit margin for the CGUs.

With regards to the assessment of the value-in-use of the CGU relating to goodwill, intangible assets and property, plant and equipment, impairment loss of RM7,734,427, RM8,044,989 and RM6,962,010 were recognized respectively on consolidation for current financial year as its recoverable value was lower than its carrying values.